Other disclosures - Financial assets measured at other than fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Loans and advances - Credit institutions
Financial assets
Financial assets	143,052	94,978
Loans and advances - Customers
Financial assets
Financial assets	817,869	751,053
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	839,521	772,088
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	(21,652)	(21,035)	$ (25,551)	$ (21,970)
Debt instruments
Financial assets
Financial assets	466,396	513,568
Debt instruments | Impairment losses
Financial assets
Financial assets	(22)	(39)
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets, fair value	40,810	36,393
Financial assets	40,400	36,492
Financial assets at amortized cost category | Loans and advances - Credit institutions | Level 2
Financial assets
Financial assets, fair value	17,971	16,551
Financial assets at amortized cost category | Loans and advances - Credit institutions | Level 3
Financial assets
Financial assets, fair value	22,839	19,842
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets, fair value	770,450	738,837
Financial assets	797,716	736,997
Financial assets at amortized cost category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	819,368	758,025	712,983
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets		(21,028)	$ (25,551)
Financial assets at amortized cost category | Loans and advances - Customers | Level 2
Financial assets
Financial assets, fair value	320	191
Financial assets at amortized cost category | Loans and advances - Customers | Level 3
Financial assets
Financial assets, fair value	770,130	738,646
Financial assets at amortized cost category | Debt instruments
Financial assets
Financial assets, fair value	22,258	11,619
Financial assets	22,241	11,619
Financial assets at amortized cost category | Debt instruments | Gross carrying amount
Financial assets
Financial assets	22,241
Financial assets at amortized cost category | Debt instruments | Level 1
Financial assets
Financial assets, fair value	12,248
Financial assets at amortized cost category | Debt instruments | Level 2
Financial assets
Financial assets, fair value	$ 10,010	$ 11,619